Reserves for Losses and Adjustment Expenses - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Insurance [Abstract]
Provision for losses and LAE for claims incurred	$ 6.4	$ 7.3
Prior years	6.4	7.3
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	6.4	$ 7.3
Reinsurance
Insurance [Abstract]
Provision for losses and LAE for claims incurred	(2.1)
Prior years	(2.1)
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	(2.1)
Insurance
Insurance [Abstract]
Provision for losses and LAE for claims incurred	8.5
Prior years	8.5
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	8.5
Insurance | Reinsurance Contracts [Axis]: LPT, deferred gain
Insurance [Abstract]
Provision for losses and LAE for claims incurred	13.2
Prior years	13.2
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	13.2
Insurance | Reinsurance Contracts [Axis]: LPT, offset post-LPT years
Insurance [Abstract]
Provision for losses and LAE for claims incurred	4.7
Prior years	4.7
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	$ 4.7